Other income and expenses recognized in statement of profit and loss (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Depreciation and Amortization
(a)	Depreciation and amortization expenses

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’ 000	RMB’000	RMB’000	US$’000
Amortization of intangible assets	—	1,012	1,012	156
Amortization of prepaid operating lease	12,724	—	—	—
Depreciation of investment property	884	380	376	58
Depreciation of property, plant and equipment	420,277	422,859	450,092	69,552
Depreciation of right-of-use assets (i)	—	40,958	43,127	6,664

	433,885	465,209	494,607	76,430

Note:

(i)	In 2020, C OVID -19 related rent rebate received from lessors of RMB 0.2 million ( less than US$ 0.1 million) has been offset against the depreciation of right-of-use assets.
Depreciation and amortization expenses are included in the following captions:

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	RMB’000	US$’000
Cost of sales	312,769	315,445	327,866	50,664
Research and development expenses	26,751	16,470	26,815	4,144
Selling, general and administrative expenses	94,365	133,294	139,926	21,622

	433,885	465,209	494,607	76,430

Summary of Sales Related Shipping and Handling Expenses Not Separately Billed to Customers
Sales related shipping and handling expenses not separately billed to customers are included in the following caption:

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	RMB’000	US$’000
Selling, general and administrative expenses	211,971	221,255	237,683	36,729

Summary of Other Operating Income
7 .2	(a) Other operating income

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	RMB’000	US$’000
Interest income	147,244	177,261	166,970	25,801
Dividend income from quoted equity securities	1,992	959	166	26
Gain on disposal of:
- property, plant and equipment	8,835	—	—	—
- quoted equity securities	—	11,528	874	135
- right-of-use assets	—	9,237	2,574	398
Government grants	32,237	122,371	209,793	32,419
Fair value gain on quoted equity securities	—	1,118	—	—
Fair value gain on foreign exchange forward contract	4,529	—	999	154
Realised foreign exchange gain, net	5,306	3,604	1,390	215
Unrealised foreign exchange gain, net	(4,235)	4,679	1,827	282
Others	9,235	16,404	15,676	2,423

	205,143	347,161	400,269	61,853

Summary of Other Operating Expenses
7 .2	(b) Other operating expenses

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	RMB’000	US$’000
Fair value loss on quoted equity securities	3,433	—	1,196	185
Fair value loss on foreign exchange forward contract	—	5,529	—	—
Loss on disposal of property, plant and equipment	—	645	4,183	646
Provision for onerous contract	—	—	13,639	2,108
Others	9,030	2,501	2,304	356

	12,463	8,675	21,322	3,295

Summary of Finance Costs
7 .3	Finance costs

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	RMB’000	US$’000
Bank term loans	71,513	76,721	95,357	14,735
Bills discounting	36,826	47,212	49,738	7,686
Bank charges	4,749	4,945	3,877	599
Interest on lease liabilities (Note 1 7 )	—	2,918	2,198	340

	113,088	131,796	151,170	23,360

Summary of Staff Costs
7 .4	Staff costs

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	RMB’000	US$’000
Wages and salaries	1,176,465	1,122,712	1,364,751	210,893
Contribution to defined contribution plans	296,073	324,623	287,830	44,478
Executive bonuses	57,674	59,791	59,908	9,257
Staff welfare	76,689	82,692	94,982	14,677
Staff severance cost	28,018	15,454	19,712	3,046
Others	8,441	6,012	3,439	532

	1,643,360	1,611,284	1,830,622	282,883

Staff costs are included in the following captions:

	31.12.2018	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	RMB’000	US$’000
Cost of sales	822,570	808,763	912,304	140,977
Research and development expenses	213,826	243,049	258,118	39,886
Selling, general and administrative expenses	606,964	559,472	660,200	102,020

	1,643,360	1,611,284	1,830,622	282,883